5A. Equipment (Tables)	12 Months Ended
Dec. 31, 2014
A. Equipment Tables
Equipment
	2013	2014	Estimated Useful lives in years
Computer hardware and software	$194,528	$196,070	3
Machinery and equipment	254,533	258,446	5
Molds, tools and dies	78,257	96,557	5
Office furniture and fixtures	38,938	38,938	5
	566,256	590,011
Accumulated depreciation and amortization	(515,231)	(522,869)
Equipment and leasehold improvements, net	$51,025	$67,142

Depreciation expense for year ended	$9,777	$9,048